Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 39,933	$ 5,808	¥ 40,808
Bad debt provision	26,222	3,814	5,110
Net operating losses carried forward	666,887	96,995	512,297
Recorded cost relating to capitalized assets	1,976,584	287,482	910,153
Fixed assets depreciation	14,784	2,150	12,172
Valuation allowance	(2,620,045)	(381,070)	(1,446,445)
Deferred tax assets, net	104,365	15,179	34,095
Deferred tax liabilities:
Long-lived assets arising from acquisitions	¥ 176,897	$ 25,729	¥ 24,970